Finance Costs	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Finance Costs	FINANCE COSTS:
Finance costs consist of interest expense and fees related to our Credit Facility (including debt issuance and related amortization costs), our interest rate swap agreements, the TRS Agreement, our A/R sales program and SFPs, and interest expense on our lease obligations, net of interest income earned. See notes 4 and 11. We paid finance costs of $65.5 in 2023 (2022 — $50.0; 2021 — $26.0), including $0.4 in debt issuance costs paid in 2023 (2022 — $0.8; 2021 — $3.6).